Financial Instruments - Sensitivity Analysis of Interest Rate Risks (Detail) - Interest rate risk [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest rate swaps [member] | FEMSA Entity Excluding Coca-Cola FEMSA [Member]
Disclosure of Interest Rate Risk Exposure [line items]
Effect on Equity	$ (354)	$ (432)	$ (359)
Change in interest rate	(1.00%)	(1.00%)	(1.00%)
Interest rate swaps [member] | Coca-Cola FEMSA [member]
Disclosure of Interest Rate Risk Exposure [line items]
Effect on Equity		$ (37)	$ (1,976)
Change in interest rate		(1.00%)	(1.00%)
Unhedged Portion Bank Loans [member]
Disclosure of Interest Rate Risk Exposure [line items]
Change in interest rate	1.00%	1.00%	1.00%
Effect on profit loss	$ (110)	$ (50)	$ (145)